OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2019
OPERATING SEGMENTS
OPERATING SEGMENTS

24.    OPERATING SEGMENTS

The Company’s operations are all within the mining sector, consisting of three operating segments, two of which are located in Mexico, one of which is located in Brazil, plus one segment associated with Coricancha in Peru, one Exploration segment and one Corporate segment. Due to diversities in geography and production processes, the Company operates the Tucano, the GMC, and Topia mines separately, with separate budgeting and evaluation of results of operations and exploration activities. The Coricancha segment contains the net assets associated with Coricancha and the cost of its exploration, evaluation and development activities are separately budgeted and reported. The Corporate segment provides financial, human resources and technical support to the three mining operations and Coricancha. The GMC operation produces silver and gold in concentrate, and the Topia operation produces silver, gold, lead and zinc in concentrate, for refining off site. The Tucano operation produces gold doré. The Exploration segment includes the Company’s exploration and evaluation assets at Santa Rosa, El Horcón, Plomo and Argosy.

	Operations
	Tucano	GMC	Topia	Coricancha	Exploration	Corporate	Total
2019
External revenue	$99,572	$23,543	$21,713	$—	$—	$53,825	$198,653
Intersegment revenue	49,818	—	—	—	—	(49,818)	—
Amortization and depletion	30,816	1,436	2,431	253	4	245	35,185
Exploration and evaluation expenses	608	2,550	889	8,508	176	10	12,741
Non-cash change in reclamation and remediation provision	—	6,829	2,923	—	—	—	9,752
Care and maintenance costs	—	795	—	—	—	—	795
Impairment of goodwill	38,682	—	—	—	—	—	38,682
Interest income	14	—	—	4	—	708	726
Finance costs	5,741	—	—	2	—	9	5,752
Loss before income taxes	(66,473)	(7,436)	(2,796)	(9,524)	(264)	(3,785)	(90,278)
Income tax expense	—	122	91	–	—	531	744
Net loss	(66,473)	(7,558)	(2,887)	(9,524)	(264)	(4,316)	(91,022)
Additions to non-current assets	28,593	317	3,963	1,195	—	821	34,889

As at December 31, 2019
Total assets	$177,683	$7,060	$15,304	$28,414	$2,159	$40,122	$270,742
Total liabilities	$107,354	$15,772	$2,445	$29,556	$—	$15,116	$170,243

	Operations
	Tucano	THE GMC	Topia	Coricancha	Exploration	Corporate	Total
2018
External revenue	$—	$39,635	$19,799	$—	$—	$—	$59,434
Amortization and depletion	—	1,515	1,975	46	4	33	3,573
Exploration and evaluation expenses	—	1,456	298	7,101	243	886	9,984
Non-cash change in reclamation and remediation provision	—	(214)	—	—	—	—	(214)
Interest income	—	—	—	260	7	1,251	1,518
Finance costs	—	—	—	1	—	19	20
Income (loss) before income taxes	—	1,028	3,922	(7,103)	(3,032)	(4,226)	(9,411)
Income tax expense (recovery)	—	(92)	(59)	—	—	803	652
Net income (loss)	—	1,120	3,981	(7,103)	(3,032)	(5,029)	(10,063)
Additions to non-current assets	—	959	773	(536)	—	—	1,196

As at December 31, 2018
Total assets	$—	$7,990	$12,813	$27,538	$2,427	$62,008	$112,776
Total liabilities	$—	$5,995	$2,395	$27,278	$—	$4,452	$40,120